Reconciliation of Provision Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Provision of Income Taxes [Line Items]
Income (loss) before income tax	$ (14,630)	$ (825)	$ 3,790
Tax provision at PRC enterprise income tax rate of 25%	(3,658)	(206)	948
Expenses not deductible for tax purposes	649	813	881
Preferential tax rates granted to PRC entities	99	94	413
Effect of the different income tax rates in other jurisdictions	787	345	114
Changes in valuation allowances	1,976	(141)	(3,731)
Expired operating loss carry forwards	585	1,241	7,010
Income tax expenses	$ 438	$ 2,146	$ 5,635